Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.436%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,546,232.73

Principal:
Principal Collections	$33,199,245.56
Prepayments in Full	$27,311,669.89
Liquidation Proceeds	$104,363.01
Recoveries	$12.70
Sub Total	$60,615,291.16
Collections	$65,161,523.89

Purchase Amounts:
Purchase Amounts Related to Principal	$143,664.37
Purchase Amounts Related to Interest	$725.60
Sub Total	$144,389.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$65,305,913.86

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$65,305,913.86
Servicing Fee	$1,204,515.70	$1,204,515.70	$0.00	$0.00	$64,101,398.16
Interest - Class A-1 Notes	$34,147.80	$34,147.80	$0.00	$0.00	$64,067,250.36
Interest - Class A-2a Notes	$145,125.00	$145,125.00	$0.00	$0.00	$63,922,125.36
Interest - Class A-2b Notes	$120,270.58	$120,270.58	$0.00	$0.00	$63,801,854.78
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$63,286,654.78
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$63,133,888.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$63,133,888.78
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$63,053,737.61
Second Priority Principal Payment	$9,930,823.60	$9,930,823.60	$0.00	$0.00	$53,122,914.01
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$53,064,999.01
Third Priority Principal Payment	$31,590,000.00	$31,590,000.00	$0.00	$0.00	$21,474,999.01
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$21,403,921.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,403,921.51
Regular Principal Payment	$86,533,418.20	$21,403,921.51	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$65,305,913.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,930,823.60
Third Priority Principal Payment					$31,590,000.00
Regular Principal Payment					$21,403,921.51
Total					$62,924,745.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$62,924,745.11	$175.18	$34,147.80	$0.10	$62,958,892.91	$175.28
Class A-2a Notes	$0.00	$0.00	$145,125.00	$0.68	$145,125.00	$0.68
Class A-2b Notes	$0.00	$0.00	$120,270.58	$0.36	$120,270.58	$0.36
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$62,924,745.11	$39.06	$1,176,653.05	$0.73	$64,101,398.16	$39.79

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$128,054,241.80	0.3564984	$65,129,496.69	0.1813182
Class A-2a Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-2b Notes	$331,400,000.00	1.0000000	$331,400,000.00	1.0000000
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,379,794,241.80	0.8565150	$1,316,869,496.69	0.8174541

Pool Information
Weighted Average APR	3.665%	3.644%
Weighted Average Remaining Term	52.25	51.41
Number of Receivables Outstanding	67,553	65,574
Pool Balance	$1,445,418,836.30	$1,384,513,985.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,364,622,516.92	$1,306,683,418.20
Pool Factor	0.8658323	0.8293492

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$20,767,709.78
Yield Supplement Overcollateralization Amount	$77,830,567.03
Targeted Overcollateralization Amount	$90,251,286.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,644,488.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		198	$145,908.24
(Recoveries)		1	$12.70
Net Losses for Current Collection Period			$145,895.54
Cumulative Net Losses Last Collection Period			$143,009.83
Cumulative Net Losses for all Collection Periods			$288,905.37

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.12%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.64%	404	$8,895,830.62
61-90 Days Delinquent	0.06%	33	$770,678.37
91-120 Days Delinquent	0.01%	4	$104,452.45
Over 120 Days Delinquent	0.01%	4	$171,116.20
Total Delinquent Receivables	0.72%	445	$9,942,077.64

Repossession Inventory:
Repossessed in the Current Collection Period		24	$678,964.06
Total Repossessed Inventory		41	$1,146,773.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0099%
Prior Collection Period			0.1052%
Current Collection Period			0.1237%
Three Month Average			0.0796%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0316%
Prior Collection Period			0.0474%
Current Collection Period			0.0625%
Three Month Average			0.0472%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer